LOANS AND NOTES PAYABLE (Details Textual) - USD ($)			1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Jan. 30, 2015	Nov. 04, 2014	Sep. 11, 2014	Jul. 18, 2014	May. 31, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 04, 2015	Jul. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 139,680									$ 152,285	$ 0
Decrease In Liability Due To Director											44,000
Notes Payable, Current									$ 6,278		27,558	33,909
Debt Conversion, Converted Instrument, Shares Issued		2,183,333
Debt Conversion, Original Debt, Amount						$ 50,000			0	$ (2,500)
Debt Instrument, Convertible, Conversion Price		$ 0.0709												$ 0.07
Increase In The Liability Part Of Settlement Agreement			$ 44,000
Conversion of Stock, Amount Converted									122,727	0	71,370	0
Other Liabilities			575,000
Gains (Losses) on Extinguishment of Debt, Total									0	(36,263)	375,547	0
Other Long-term Debt, Current												33,909
Payments for Loans									13,549	$ 8,725	$ 28,455	45,512
Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 27,000
Debt Conversion, Converted Instrument, Shares Issued	33,259,350
Settlement And Lock Up Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Liabilities			575,000
Settlement And Lock Up Agreement [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase In The Liability Part Of Settlement Agreement			109,000
Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				8,161,000	7,426,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments					$ 81,396
Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount			50,000
Debt Conversion, Original Debt, Amount							$ 25,000
Debt Instrument, Convertible, Conversion Price											$ 0.0025
Gain Or Loss On Debt Conversion Original Debt											$ 51,466
Conversion of Stock, Amount Converted			25,000								25,000
Gains (Losses) on Extinguishment of Debt, Total			51,466
Interest Payable			$ 1,466
Promissory Note [Member] | Settlement And Lock Up Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			10,000,000
Debt Conversion, Original Debt, Amount			$ 50,000
Promissory Note [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Payable							$ 1,466
Lender [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Unamortized Premium			17,000
Debt Instrument, Face Amount			50,000
Gains (Losses) on Extinguishment of Debt, Total			$ 310,000
Non-Interest Bearing [Member] | Investor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount						50,000
Non-Interest Bearing [Member] | Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount						$ 50,000
Two unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross													$ 33,614
Debt Instrument, Interest Rate During Period													10.00%
Debt Conversion, Converted Instrument, Amount								$ 27,963
unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross												$ 9,419
Debt Instrument, Interest Rate During Period												10.00%
Notes Payable, Current											27,558
unrelated parties [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Payable, Current												$ 33,909
unrelated parties [Member] | Lender [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount															$ 50,000
Notes Payable, Current															1,033,000
Debt Instrument, Unamortized Premium															355,000
Debt Instrument, Face Amount															$ 628,000
unrelated parties [Member] | Non-Interest Bearing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross												18,839
Directors and Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross									$ 59,360		79,416	$ 161,975
Director [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 14,000
Debt Conversion, Converted Instrument, Shares Issued	17,654,470
Director [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 41,000
Debt Instrument, Convertible, Conversion Price	$ 0.0025
Gain Or Loss On Debt Conversion Original Debt	$ 86,455
Conversion of Stock, Amount Converted	127,284
Gains (Losses) on Extinguishment of Debt, Total	$ 86,455
Director [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease In Liability Due To Director											$ 127,000